CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended			145 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2014
Cash flows used in operating activities
Net lossfor the period	$ (3,963,490)	$ (7,927,950)	$ (8,998,382)	$ (43,132,950)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	61,414	65,760	29,627	195,181
Stock-based compensation	948	883,210	647,382	4,575,260
Miscellaneous income	(27,271)	0	0	(27,271)
Debt discount	0	0	0	5,881
Shares issued to acquire mineral properties	0	0	0	3,500
Shares issued in payment of bonus	0	0	0	52,160
Non-cash interest	32,697	0	0	366,030
Write-down of mineral claims	0	0	0	408,496
Changes in operating assets and liabilities
Receivables	29,119	33,736	(33,991)	(4,238)
Prepaid expenses and deposits	11,770	12,228	(28,036)	(45,861)
Accounts payable and accrued liabilities	(194,335)	(180,439)	151,163	387,192
Due to (from) related parties	70,171	(14,786)	(218,881)	83,810
Net cash used in operating activities	(3,978,977)	(7,128,241)	(8,451,118)	(37,132,810)
Cash flows used in investing activities
Acquisition of mineral property interests	0	0	0	(408,496)
Acquisition of surface rights to mineral property	0	0	0	(815,000)
Issuance of loan	(2,300,000)	0	0	(2,300,000)
Receipt of loan repayment and applicable taxes	2,067,271	0	0	2,067,271
Purchase of short-term investments	0	0	(4,109,097)	(4,109,097)
Redemption of short-term investments	0	0	4,109,097	4,109,097
Acquisition of equipment	(6,197)	(38,899)	(363,682)	(561,039)
Net cash used in investing activities	(238,926)	(38,899)	(363,682)	(2,017,264)
Cash flows from financing activities
Proceeds from issuance of convertible debentures	2,300,000	0	0	3,950,000
Issuance of promissory notes	0	0	0	790,410
Repayment of promissory notes	0	0	0	(790,410)
Proceeds from issuance of capital stock/warrants	2,433,147	81,600	12,082,016	37,751,977
Proceeds from shares subscribed	0	0	0	104,380
Net cash provided by financing activities	4,733,147	81,600	12,082,016	41,806,357
Effects of foreign currency exchange	(16,420)	(46,625)	22,729	(40,317)
Increase (decrease) in cash during the period	498,824	(7,132,165)	3,289,945	2,615,966
Cash and cash equivalents, beginning of period	2,117,142	9,249,307	5,959,362	0
Cash and cash equivalents, end of period	2,615,966	2,117,142	9,249,307	2,615,966
Supplemental disclosures
Taxes	46,513	98,080	3,180	148,850
Interest	(52,622)	(69,513)	(71,577)	(107,629)
Non-cash financing transactions:
Conversion of convertible debenture into common stock	2,040,000	0	0	2,190,000
Stock based compensation on issuance of brokers warrants	0	0	0	145,488
Notes and accrued interest converted to common stock	$ 0	$ 0	$ 0	$ 1,390,008